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Short Duration Income Portfolio
Short Duration Income Portfolio

Prospectus Supplement

March 16, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2022

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Short Duration Income Portfolio
(the "Funds")

The following changes will take effect on April 29, 2022:

•  Class IS shares of the applicable Funds will be renamed Class R6 shares;

•  The minimum initial investment amount for Class I shares of the Funds will be reduced to $1 million;

•  The minimum initial investment amount for Class R6 shares of the applicable Funds will be reduced to $5 million;

•  The contingent deferred sales charge holding period for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase;

•  The contingent deferred sales charge for Class A shares of the Funds that are not subject to any sales charges at the time of purchase (except Short Duration Income Portfolio) will be increased to 0.75%. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  A contingent deferred sales charge of 0.25% will be added for Class A shares of the Short Duration Income Portfolio that are not subject to any sales charges at the time of purchase if the shares are sold within 12 months after purchase. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  The maximum front-end sales charge for Class A shares of the Short Duration Income Portfolio will be increased to 2.25%; and

•  The dealer commission schedule for Class A shares of the Funds will be amended.

The table in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted in its entirety and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Short Duration Income Portfolio	Class I Shares	Class A Shares		Class L	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	2.25%		none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	none
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.25% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.

Each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example	1 Year	3 Years	5 Years	10 Years
Short Duration Income Portfolio | Class A Shares | USD ($)	280	427	587	1,051

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Short Duration Income Portfolio | Class A Shares | USD ($)	280	427	587	1,051

The row with respect to Class A in the table entitled "Average Annual Total Returns" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Performance Information" is hereby deleted in its entirety and replaced with the following:

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Short Duration Income Portfolio | Class A Shares	[1]	(2.37%)	1.59%	2.09%	0.47%	Sep. 28, 2007
[1]	Effective April 29, 2022, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 2.25%.

Please retain this supplement for future reference.